Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of income tax expense
	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Current tax expense	401,913,951	182,459,389	142,238,819

Deferred tax (benefit)/expense	(105,085,476)	3,908,847	(94,389,779)
Total income tax expense	296,828,475	186,368,236	47,849,040

Schedule of components of the deferred tax assets and liabilities
	Year ended December 31,
	2019	2020
	RMB	RMB
Deferred tax assets:
Allowance for loans principal	254,945,409	299,532,574
Allowance for interest and financing fee receivables	22,654,969	22,733,700
Net operating loss carry-forwards	6,459,941	10,443,239
Lease liabilities	9,533,485	4,886,125
Other deferred tax assets	1,388,307	1,919,331
Total deferred tax assets	294,982,111	339,514,969

Valuation allowance	(6,459,941)	(10,443,239)
Deferred tax assets, net of valuation allowance	288,522,170	329,071,730

Deferred tax liabilities:
Intangible assets	(742,500)	(742,500)
Investment securities	(57,014)	-
Right-of-use assets	(9,533,485)	(4,867,131)
Loans and other assets	-	(78,329,130)
Undistributed earnings from structured funds	(621,034,296)	(565,903,639)
Total deferred tax liabilities	(631,367,295)	(649,842,400)

Schedule of movement of valuation allowance
	2019	2020
	RMB	RMB

At the beginning of year	5,743,768	6,459,941
Current year additions	2,843,639	5,420,745
Current year reversals	(2,025,434)	(1,374,712)
Current year charge-offs	(102,032)	(62,735)
At the end of year	6,459,941	10,443,239

Schedule of income before income tax
	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Cayman Islands	(5,671)	(4,424,505)	(2,847,746)
BVI	161,953	45,003	(22,126)
Hong Kong entities	(77,026)	2,014,052	3,424,910
PRC entities	1,157,657,930	723,377,628	162,146,528
Total	1,157,737,186	721,012,178	162,701,566

Schedule of reconciliation of statutory income tax rate to the effective income tax rate
	Year ended December 31,
	2018	2019	2020

PRC statutory income tax rate	25.00%	25.00%	25.00%
(Decrease)/increase in effective income tax rate resulting from:

Effect of tax-free income	(0.03)%	(0.06)%	(8.02)%
Effect of non-deductible share option expense	0.86%	0.55%	9.54%
Effect of zero tax rate in foreign countries	(0.00)%	0.15%	0.44%
Changes in valuation allowance	(0.59)%	0.11%	2.49%
Others	0.42%	0.09%	(0.04)%
Effective income tax rate	25.66%	25.84%	29.41%